Barnes & Noble Education, Inc. Transactions - Additional Information (Detail) - B&N Education, LLC $ in Thousands	12 Months Ended
Apr. 29, 2017 USD ($)
Transaction Agreement [Line Items]
Accounts receivable	$ 8,160
Discontinued Operations
Transaction Agreement [Line Items]
Fee charged for purchases of inventory and direct costs incurred	$ 29,174
Maximum
Transaction Agreement [Line Items]
Transition services agreement period	2 years
Minimum
Transaction Agreement [Line Items]
Tax matters agreement period	2 years